VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—92.1%
Communication Services—12.7%
Altice France S.A. 144A 8.125%, 2/1/27(1)	$ 200	$ 182
CCO Holdings LLC 144A 5.125%, 5/1/27(1)	275	256
Charter Communications Operating LLC 5.750%, 4/1/48	90	74
CSC Holdings LLC 144A 6.500%, 2/1/29(1)	400	327
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	185	166
DISH DBS Corp. 7.375%, 7/1/28	260	184
Frontier Communications Holdings LLC 144A 5.000%, 5/1/28(1)	300	262
Hughes Satellite Systems Corp. 6.625%, 8/1/26	365	340
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	200	187
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	480	427
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	365	336
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	450	361
Time Warner Cable LLC 6.750%, 6/15/39	70	66
T-Mobile USA, Inc. 4.750%, 2/1/28	325	316
Uniti Group LP 144A 4.750%, 4/15/28(1)	155	124
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	365	327
		3,935

Consumer Discretionary—12.7%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	295	277
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	330	324
Carnival Corp.
144A 10.500%, 2/1/26(1)	165	166
144A 4.000%, 8/1/28(1)	223	182
Clarios Global LP 144A 8.500%, 5/15/27(1)	335	327
Ford Motor Co. 9.625%, 4/22/30	475	537
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	340	306
MercadoLibre, Inc. 3.125%, 1/14/31	200	153
	Par Value	Value

Consumer Discretionary—continued
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	$ 125	$ 106
MGM Resorts International 4.750%, 10/15/28	245	214
NCL Corp., Ltd. 144A 7.750%, 2/15/29(1)	210	158
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	314	337
144A 5.375%, 7/15/27(1)	110	89
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	405	352
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	225	211
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	230	198
		3,937

Consumer Staples—3.6%
JBS USA LUX S.A. 144A 4.375%, 2/2/52(1)	209	148
Pilgrim’s Pride Corp. 144A 5.875%, 9/30/27(1)	177	172
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	360	293
US Foods, Inc.
144A 6.250%, 4/15/25(1)	235	232
144A 4.750%, 2/15/29(1)	325	289
		1,134

Energy—14.6%
California Resources Corp. 144A 7.125%, 2/1/26(1)	195	187
Callon Petroleum Co.
6.375%, 7/1/26	95	89
144A 8.000%, 8/1/28(1)	440	419
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	255	246
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	350	316
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	170	156
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	145	137
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	110	105
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	335	303
Occidental Petroleum Corp. 6.625%, 9/1/30	305	315
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	340	305
PDC Energy, Inc. 5.750%, 5/15/26	225	215
SM Energy Co. 6.500%, 7/15/28	360	345
	Par Value	Value

Energy—continued
Southwestern Energy Co. 5.375%, 3/15/30	$ 325	$ 296
Sunoco LP 5.875%, 3/15/28	235	223
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	96	95
USA Compression Partners LP 6.875%, 9/1/27	355	332
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	325	312
Western Midstream Operating LP 4.650%, 7/1/26	165	157
		4,553

Financials—16.4%
AssuredPartners, Inc. 144A 5.625%, 1/15/29(1)	95	78
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	180	161
Charter Communications Operating LLC 6.484%, 10/23/45	82	74
Cimpress plc 144A 7.000%, 6/15/26(1)	265	183
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	290	248
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	162	159
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	240	221
Fairfax Financial Holdings Ltd. 144A 5.625%, 8/16/32(1)	200	188
Freedom Mortgage Corp. 144A 7.625%, 5/1/26(1)	230	192
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	245	177
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	200	167
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	130	112
Holdco LLC LSF11-15 144A 6.625%, 10/15/29(1)	105	87
Kinetik Holdings LP 144A 5.875%, 6/15/30(1)	170	159
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	150	130
144A 6.125%, 3/15/32(1)	135	114
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	81	63
See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	$ 295	$ 241
144A 5.750%, 11/15/31(1)	170	132
Organon & Co. 144A 5.125%, 4/30/31(1)	405	351
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)	120	109
PennyMac Financial Services, Inc. 144A 5.750%, 9/15/31(1)	155	123
Radian Group, Inc.
4.500%, 10/1/24	75	72
6.625%, 3/15/25	175	173
Rocket Mortgage LLC 144A 2.875%, 10/15/26(1)	365	313
United Rentals North America, Inc. 144A 6.000%, 12/15/29(1)	55	55
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	400	360
Vistra Operations Co. LLC 144A 5.125%, 5/13/25(1)	297	290
Williams Scotsman International, Inc. 144A 6.125%, 6/15/25(1)	360	356
		5,088

Health Care—7.1%
Centene Corp.
4.250%, 12/15/27	365	342
4.625%, 12/15/29	345	315
DaVita, Inc. 144A 4.625%, 6/1/30(1)	390	314
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	325	334
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	295	277
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	95	76
Tenet Healthcare Corp.
144A 6.125%, 10/1/28(1)	510	457
144A 6.125%, 6/15/30(1)	115	109
		2,224

Industrials—12.9%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	305	327
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	110	91
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	125	114
	Par Value	Value

Industrials—continued
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	$ 75	$ 75
144A 9.500%, 1/1/31(1)	62	64
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	195	157
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	395	346
Griffon Corp. 5.750%, 3/1/28	140	128
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	240	224
Iliad Holding SASU 144A 6.500%, 10/15/26(1)	270	250
Spirit AeroSystems, Inc. 144A 9.375%, 11/30/29(1)	12	13
Terex Corp. 144A 5.000%, 5/15/29(1)	325	292
TMS International Corp. 144A 6.250%, 4/15/29(1)	265	189
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	320	316
5.500%, 11/15/27	365	343
Triumph Group, Inc. 144A 8.875%, 6/1/24(1)	375	382
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	690	690
		4,001

Information Technology—5.3%
Coherent Corp. 144A 5.000%, 12/15/29(1)	365	315
Global Payments, Inc. 4.950%, 8/15/27	230	223
NCR Corp. 144A 5.125%, 4/15/29(1)	250	209
Seagate HDD Cayman 5.750%, 12/1/34	100	85
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	320	300
Viasat, Inc. 144A 5.625%, 4/15/27(1)	185	168
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	345	349
		1,649

Materials—4.0%
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	360	349
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	390	360
Summit Materials LLC 144A 5.250%, 1/15/29(1)	285	265
	Par Value	Value

Materials—continued
Sylvamo Corp. 144A 7.000%, 9/1/29(1)	$ 200	$ 191
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	70	69
		1,234

Real Estate—2.4%
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	121	109
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	390	339
Service Properties Trust 7.500%, 9/15/25	330	314
		762

Utilities—0.4%
Pacific Gas & Electric Co. 4.950%, 7/1/50	155	120
Total Corporate Bonds and Notes (Identified Cost $30,571)		28,637

	Shares
Preferred Stock—2.2%
Communication Services—2.2%
LiveStyle, Inc. Series B (2)(3)	9,250	673
Total Preferred Stock (Identified Cost $907)		673

Common Stocks—2.1%
Communication Services—0.0%
LiveStyle, Inc. (2)(3)(4)	67,983	—(5)
Financials—2.1%
CCF Holdings LLC (2)(4)	1,570,753	487
CCF Holdings LLC Class M(2)(4)	293,320	91
Erickson, Inc.(2)(4)	2,675	90
		668

Total Common Stocks (Identified Cost $4,945)		668

Warrants—0.2%
Communication Services—0.0%
Tenerity, Inc.(2)(3)(4)	3,898	—
See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

Financials—0.2%
CCF Holdings LLC(2)(4)	485,227	$ 63
Total Warrants (Identified Cost $770)		63

Total Long-Term Investments—96.6% (Identified Cost $37,193)		30,041

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(6)	529,531	530
Total Short-Term Investment (Identified Cost $530)		530

TOTAL INVESTMENTS—98.3% (Identified Cost $37,723)		$30,571
Other assets and liabilities, net—1.7%		515
NET ASSETS—100.0%		$31,086
Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $22,287 or 71.7% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	All or a portion of the security is restricted.
(4)	Non-income producing.
(5)	Amount is less than $500.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	88%
Canada	2
Bermuda	2
France	2
Liberia	1
Ireland	1
Panama	1
Other	3
Total	100%
† % of total investments as of December 31, 2022.
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$28,637	$—	$28,637	$—
Equity Securities:
Common Stocks	668	—	—	668
Preferred Stock	673	—	—	673
Warrants	63	—	—	63(1)
Money Market Mutual Fund	530	530	—	—
Total Investments	$30,571	$530	$28,637	$1,404

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrant
Investments in Securities
Balance as of September 30, 2022:	$ 1907	$ 482	$ 1,396	$ 29(a)
Net realized gain (loss)	19	—	19	—
Net Change in unrealized appreciation (depreciation)(b)	448	186	228	34
Sales(c)	(970)	—	(970)	—
Balance as of December 31, 2022	$ 1,404	$ 668	$ 673	$ 63(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022, was $448.
(c) Includes paydowns on securities.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2022:
Investments in Securities – Assets	Ending Balance at December 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle Ser B	$673	Discounted cash flows liquidation approach	Discount rate	26.13% (25.16% - 26.66%)

Common Stocks:
CCF Holdings LLC	$487	Market and Company Comparables	EV Multiples	1.06x (0.65x - 1.44x)
				0.62x (0.43x - 0.75x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$91	Market and Company Comparables	EV Multiples	1.06x (0.65x - 1.44x)
				0.62x (0.43x - 0.75x)
			Illiquidity Discount	20%

Erickson	$90	Market and Company Comparables	EV Multiples	1.21x (0.77x - 3.09x)
				14.66x (10.95x - 19.92x)
				1.00x (0.56x - 1.75x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle	$—(1)	Discounted cash flows liquidation approach	Discount rate	26.13% (25.16% - 26.66%)

Warrants:
CCF Holdings	$63	Market and Company Comparables	EV Multiples	1.06x (0.65x - 1.44x)
				0.62x (0.43x - 0.75x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	57.17%

(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.